Other Liabilities (Details) - Schedule of Other Non-Current Liabilities ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Other Non-Current Liabilities [Abstract]
Derivative liability (See Note 25)			₨ 7
Provision for gratuity	39	0.5	53
Provision for compensated absences	26	0.3	38
Total	₨ 65	$ 0.8	₨ 98